Contingencies and Commitments (Details) - Schedule of held securities - CLP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Third party operations
Collections	$ 83,392	$ 90,966
Transferred financial assets managed by the Bank	18,017	21,507
Assets from third parties managed by the Bank and its affiliates	1,352,032	1,592,845
Subtotal	1,453,441	1,705,318
Custody of securities
Securities held in custody	11,022,790	9,731,894
Securities held in custody deposited in other entity	808,186	1,206,541
Issued securities held in custody	10,461,847	21,636,819
Subtotal	22,292,823	32,575,254
Total	$ 23,746,264	$ 34,280,572